Fixed Assets, Net - Summary of Fixed Assets, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fixed assets	$ 24,994	$ 22,838	$ 21,034
Accumulated depreciation	(15,130)	(12,541)	(8,156)
Fixed assets, net	$ 9,864	10,297	12,878
Capitalized internal use software [Member]
Fixed assets		17,906	15,077
Office equipment [Member]
Fixed assets		1,702	1,978
Leasehold improvements [Member]
Fixed assets		1,489	1,677
Furniture & fixtures [Member]
Fixed assets		941	1,502
Other assets [Member]
Fixed assets		$ 800	$ 800